Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents		$ 5,999	$ 7,564
Short term bank deposits		688	2,802
Other receivables and prepaid expenses		3,270	3,059
Total current assets		9,957	13,425
Non-current assets
Long term prepaid expenses		123	211
Property and equipment, net		158	176
Total non-current assets		281	387
Total assets		10,238	13,812
Current liabilities
Trade payables		257	485
Accrued expenses		493	337
Employees and related expenses		803	656
Total current liabilities		1,553	1,478
Total liabilities		1,553	1,478
Shareholders' equity
Ordinary shares no par value - Authorized: 4,650,000,000 shares as of June 30, 2026, and as of December 31, 2025; Issued and outstanding: 579,648,600 Ordinary shares as of June 30, 2026 and 575,381,320 as of December 31, 2025;	[1]	0	0
Additional paid in capital	[1]	124,241	123,952
Accumulated deficit	[1]	(115,556)	(111,618)
Total shareholders' equity	[1]	8,685	12,334
Total liabilities and shareholders' equity		$ 10,238	$ 13,812

[1]	1 American Depositary Share (ADS) represents 80 Ordinary Shares